SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 16:-	SELECTED STATEMENTS OF INCOME DATA

Financial expenses:

	Year ended December 31,
	2025	2024	2023
Financial expenses:

Bank charges	$(145)	$(104)	$(157)
Foreign exchange loss, net	(167)	-	(58)

	(312)	(104)	(215)
Financial income:

Interest on short-term bank deposits	383	363	151
Foreign exchange income, net	-	472	-

	383	835	151

Financial income (expenses), net	$71	$731	$(64)